MARKETABLE SECURITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfAvailableforsaleFinancialAssetsLineItems [Line Items]
Marketable securities, beginning	$ 4,277	$ 5,847
Purchases		1,829
Loss recorded in other comprehensive loss	(1,680)	(3,399)
Marketable securities, ending	2,597	4,277
Silver One Resources Inc.
DisclosureOfAvailableforsaleFinancialAssetsLineItems [Line Items]
Marketable securities, beginning	2,280	5,280
Purchases		0
Loss recorded in other comprehensive loss	(1,290)	(3,000)
Marketable securities, ending	990	2,280
Other Marketable Securities
DisclosureOfAvailableforsaleFinancialAssetsLineItems [Line Items]
Marketable securities, beginning	1,997	567
Purchases		1,829
Loss recorded in other comprehensive loss	(390)	(399)
Marketable securities, ending	$ 1,607	$ 1,997